Long-term debt (Tables)	12 Months Ended
Jun. 30, 2022
Long-term debt.
Schedule of long-term debt

	2022	2021
for the year ended 30 June	Rm	Rm
Total long-term debt	104 834	102 643
Short-term portion	(22 334)	(5 506)
	82 500	97 137
Analysis of long-term debt
AT AMORTISED COST
Secured debt	67	108
Unsecured debt	105 142	102 974
Unamortised loan costs	(375)	(439)
	104 834	102 643
RECONCILIATION
Balance at beginning of year	102 643	167 197
Loans raised[1]	88	26 057
Loans repaid[2]	(12 086)	(61 454)
Interest accrued	936	305
Amortisation of loan costs	132	160
Disposal of business	—	(2 673)
Transfer to disposal groups held for sale	—	(939)
Translation of foreign operations	13 121	(26 010)
Balance at end of year	104 834	102 643
INTEREST-BEARING STATUS
Interest-bearing debt	104 834	102 643
MATURITY PROFILE
Within one year	22 334	5 506
One to five years	55 936	64 495
More than five years	26 564	32 642
	104 834	102 643
1	2021 loans raised relate mainly to the R23,1 billion (US$1,5 billion) bonds issued in March 2021.
2	Current year relates mainly to repayments on the revolving credit facility (RCF); 2021 relates mainly to the repayments in the RCF in Sasol Financing International Limited of R55,4 billion (US$3,6 billion) as well as repayment of term loans R5,4 billion (US$350 million).

16	Long-term debt continued

			Interest rate at	2022	2021
Terms of repayment	Business	Currency	30 June 2022*	Rm	Rm
Unsecured debt
Various repayment terms ending June 2026	Various	Various	Various	460	599
Various repayment terms	Fuels	Rand	Fixed 8%	569	588
Repayable in August 2022	Corporate Centre (Sasol Financing)	Rand	Variable 3 months Jibar + 1,3%	2 193	2 191
Repayable November 2022¹	Corporate Centre (Sasol Financing International)	US dollar	Fixed 4,5%	16 375	14 359
Repayable in November 2024[2,3,6]	Corporate Centre (Sasol Financing International and Sasol Financing USA)	US dollar	SOFR+Credit Adj + 2%	—	7 788
Repayable June 2024[4,6]	Corporate Centre (Sasol Financing USA)	US dollar	SOFR+Credit Adj + 2%	2 444	2 143
Repayable June 2024[4,6]	Corporate Centre (Sasol Financing USA)	US dollar	SOFR+Credit Adj + 2%	20 940	20 954
Various repayment terms from March 2024 to March 2031[5]	Corporate Centre (Sasol Financing USA)	US dollar	Fixed 4,4% to 6,5%)	62 161	54 352
Total unsecured debt				105 142	102 974
Secured debt				67	108
Unamortised loan costs (amortised over period of debt using the effective interest rate method)				(375)	(439)
				104 834	102 643
Short-term portion of long-term debt				(22 334)	(5 506)
				82 500	97 137

*Unless specified interest rate remained unchanged year-on-year.

1	Included in this amount is the US$1 billion (R16 billion) bond, with a fixed interest rate of 4,5% which is listed on the New York Stock Exchange and is recognised in Sasol Financing International Limited (SFIL), a 100% owned subsidiary of the group. Sasol Limited has fully and unconditionally guaranteed the bond. There are no restrictions on the ability of Sasol Limited to obtain funds from the finance subsidiary, SFIL, by dividend or loan.
2	In 2021 the variable interest rate debt relates to the US$3,8 billion (R54,2 billion) revolving credit facility.
3	During the year Sasol Financing International Limited, repaid R5 billion ($348 million) on the revolving credit facility.
4	The variable interest rate debt relates to the US$1,28 billion (R20,9 billion) term loan and US$150 million (R2,4 billion) revolving credit facility.
5	Included in this amount is the US$3,8 billion (R62 billion) bonds with fixed interest rates of between 4,38% and 6,5% which are listed on the New York Stock Exchange and is recognised in Sasol Financing USA LLC (SFUSA), a 100% owned subsidiary of the group. Sasol Limited has fully and unconditionally guaranteed the bonds. There are no restrictions on the ability of Sasol Limited to obtain funds from the finance subsidiary, SFUSA, by dividend or loan.
6	Effective 15 March 2022 contractual arrangements relating to the term loan and revolving credit facilities were amended to replace the US dollar LIBOR with the Secured Overnight Financing Rate (SOFR). (2021: Libor + 2% on the term loan and Variable Libor + 1,6% on the RCF.)

Schedule of liquidity available from borrowings

				Total
			Contract	Rand	Utilised	Available
			amount	equivalent	facilities	facilities
30 June 2022	Expiry date	Currency	million	Rm	Rm	Rm
Banking facilities and debt arrangements
GROUP TREASURY FACILITIES
Commercial paper (uncommitted)[1]	None	Rand	8 000	8 000	2 176	5 824
Commercial banking facilities	None	Rand	8 150	8 150	—	8 150
Revolving credit facility	June 2024	US dollar	150	2 442	2 442	—
Revolving credit facility[2]	November 2024	US dollar	2 845	46 317	—	46 317
DEBT ARRANGEMENTS
US Dollar Bond	November 2022	US dollar	1 000	16 280	16 280	—
US Dollar term loan	June 2024	US dollar	1 285	20 919	20 919	—
US Dollar Bond	March 2024	US dollar	1 500	24 420	24 420	—
US Dollar Bond	September 2026	US dollar	650	10 582	10 582	—
US Dollar Bond	September 2028	US dollar	750	12 210	12 210	—
US Dollar Bond	March 2031	US dollar	850	13 838	13 838	—
Other Sasol businesses
SPECIFIC PROJECT ASSET FINANCE
Energy — Clean Fuels II (Natref)	Various	Rand	875	875	875	—
DEBT ARRANGEMENTS
Other debt arrangements		Various	—	—	712	—
					104 454	60 291
Available cash excluding restricted cash						40 405
Total funds available for use						100 696
Total utilised facilities						104 454
Accrued interest						1 010
Unamortised loan cost						(375)
Total debt including accrued interest and unamortised loan cost						105 089
COMPRISING
Long-term debt						82 500
Short-term debt						22 416
Short-term debt						82
Short-term portion of long-term debt						22 334
Bank overdraft						173
						105 089
1	In August 2019, Sasol issued its inaugural paper to the value of R2 176 million in the local debt market under the current Domestic Medium Term Note (DMTN) programme, at 130 basis points above 3 month Jibar, repayable in August 2022.
2	The RCF is available until November 2024, with total availability reducing to US$2,549 billion by November 2022 and to US$2,075 billion by November 2023.